Segment Geographical Information and Major Customers (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-lived assets	$ 190,354	$ 139,557
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	108,608	100,206
United States [Member]
Segment Reporting Information [Line Items]
Long-lived assets	68,989	30,222
Japan [Member]
Segment Reporting Information [Line Items]
Long-lived assets	6,406	5,082
Others [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,248	2,800
Europe [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 3,103	$ 1,247